CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Interest income		$ 114,857,754	$ 86,873,096	$ 54,939,993
Interest expenses		(48,569,727)	(38,055,410)	(18,397,317)
NET INTEREST INCOME		66,288,027	48,817,686	36,542,676
Fee and commission income		17,611,332	19,343,960	16,571,298
Fee and commission expense		(9,432,790)	(8,463,097)	(7,510,673)
Gains on financial assets and liabilities at fair value through profit or loss, net		11,462,033	178,204	6,709,089
(Losses) gains on derecognition of financial assets not measured at fair value through profit or loss, net		(59,405)	(210,350)	18,434
Exchange differences, net		10,302,892	9,982,224	5,195,194
Other operating income		8,801,349	3,241,213	2,989,237
Other operating expenses		(16,180,646)	(12,282,040)	(11,300,787)
GROSS INCOME		88,792,792	60,607,800	49,214,468
Administration costs		(30,650,811)	(30,057,186)	(30,199,780)
Personnel benefits		(16,672,841)	(16,748,796)	(17,262,857)
Other administrative expenses		(13,977,970)	(13,308,390)	(12,936,923)
Depreciation and amortization		(4,207,771)	(2,957,059)	(2,198,822)
Impairment of financial assets		(15,752,414)	(5,897,990)	(3,888,609)
Loss on net monetary position		(20,213,528)	(17,927,987)	(9,475,736)
NET OPERATING INCOME		17,968,268	3,767,578	3,451,521
Share of profit of equity accounted investees		128,119	488,453	520,435
PROFIT BEFORE TAX		18,096,387	4,256,031	3,971,956
Income tax expense		(2,072,167)	(6,670,742)	(1,111,427)
PROFIT (LOSS) FOR THE YEAR		16,024,220	(2,414,711)	2,860,529
Attributable to owners of the Bank		16,027,533	(2,291,690)	2,928,692
Attributable to non-controlling interest		$ (3,313)	$ (123,021)	$ (68,163)
EARNINGS PER SHARE
Basic earnings per share	[1]	$ 26.1601	$ (3.7406)	$ 5.1389
Diluted earnings per share	[1]	$ 26.1601	$ (3.7406)	$ 5.1389

[1]	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.